Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Jun. 15, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2020